Item 1. Schedule of Investments


 T. Rowe Price Media & Telecommunications Fund
 (Unaudited)                                           September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value

 (Cost and value in $ 000s)

 COMMON STOCKS  94.0%

 IT Services  1.4%
 Infosys Technologies (INR)                            280,000       10,344

 Total IT Services                                                   10,344

 MEDIA  46.9%
 Advertising  0.7%
 VNU (EUR)                                             200,000       5,141

                                                                     5,141

 Broadcasting  3.9%
 Antena 3 Television (EUR) *                           100,000       5,950

 Gestevision Telecino (EUR) *                          300,000       5,424

 Grupo Televisa ADR                                    330,000       17,401

                                                                     28,775

 Cable & Satellites  9.7%
 British Sky Broadcasting (GBP)                        1,600,000     13,877

 Comcast, Class A *                                    250,000       6,980

 EchoStar Communications, Class A *                    300,000       9,336

 Rogers Communications, Class B                        210,000       4,244

 Sogecable (EUR) *                                     800,000       32,186

 Unitedglobalcom, Class A *                            520,000       3,884

                                                                     70,507

 Gaming  6.2%
 International Game Technology                         550,000       19,773

 Multimedia Games *                                    470,000       7,285

 Station Casinos                                       110,000       5,394

 WMS Industries *                                      260,000       6,680

 Wynn Resorts *                                        125,000       6,461

                                                                     45,593

 Internet  12.8%
 Amazon.com *                                          175,000       7,150

 CNET Networks *                                       700,000       6,405

 eBay *                                                155,000       14,251

 Google, Class A *                                     40,000        5,184

 IAC/InterActiveCorp *                                 635,000       13,983

 Ncsoft (KRW) *                                        96,000        7,895

 NHN Corporation (KRW)                                 45,000        3,763

 Plenus (KRW)                                          430,000       4,948

 priceline.com *                                       160,000       3,547

 Sina *                                                340,000       8,667

 The Knot *                                            187,500       675

 Yahoo! *                                              500,000       16,955

                                                                     93,423

 Media & Entertainment  10.8%
 Fox Entertainment Group, Class A *                    515,000       14,286

 Liberty Media, Class A *                              1,800,000     15,696

 Time Warner *                                         1,700,000     27,438

 Viacom, Class B                                       530,000       17,787

 Zee Telefilms (INR)                                   1,000,000     3,309

                                                                     78,516

 Publishing  1.2%
 Meredith                                              50,000        2,569

 Playboy Enterprises, Class B *                        300,000       3,012

 Scripps, Class A                                      60,000        2,867

                                                                     8,448

 Radio/ Outdoor Advertising  1.6%
 Cox Radio, Class A *                                  400,000       5,968

 Radio One, Class D *                                  400,000       5,692

                                                                     11,660

 Total Media                                                         342,063

 SOFTWARE  3.5%
 Consumer Software  1.6%
 Activision *                                          450,000       6,241

 Electronic Arts *                                     120,000       5,519

                                                                     11,760

 Infrastructure Software  1.9%
 Red Hat *                                             1,100,000     13,464

                                                                     13,464

 Total Software                                                      25,224

 TELECOM EQUIPMENT  3.1%
 Wireless Equipment  1.6%
 Nokia (EUR)                                           300,000       4,127

 QUALCOMM                                              190,000       7,418

                                                                     11,545

 Wireline Equipment  1.5%
 Cisco Systems *                                       600,000       10,860

                                                                     10,860

 Total Telecom Equipment                                             22,405

 TELECOM SERVICES  39.1%
 Long Distance & Data  1.0%
 Sprint                                                350,000       7,045

                                                                     7,045

 Wireless - Domestic  12.0%
 American Tower Systems, Class A *                     960,000       14,736

 Crown Castle International *                          1,350,000     20,088

 Nextel Communications, Class A *                      600,000       14,304

 Nextel Partners, Class A *                            300,000       4,974

 Spectrasite *                                         315,000       14,647

 Western Wireless, Class A *                           725,000       18,640

                                                                     87,389

 Wireless-International  21.5%
 America Movil ADR, Series L                           1,150,000     44,884

 KT Freetel (KRW) *                                    325,000       5,264

 mmO2 (GBP) *                                          2,000,000     3,556

 Okinawa Cellular Telephone (JPY)                      700           2,992

 Okinawa Cellular Telephone (JPY), Bonus Shares *      700           2,992

 Partner Communications ADR *                          1,370,000     9,385

 Rogers Wireless Communications *                      320,000       10,051

 SK Telecom ADR                                        900,000       17,505

 Vodafone (GBP)                                        12,000,000    28,720

 Vodafone ADR                                          1,300,000     31,343

                                                                     156,692

 Wireline- International  4.6%
 France Telecom (EUR) *                                300,000       7,473

 Portugal Telecom (EUR)                                500,000       5,507

 Singapore Telecommunications (SGD)                    12,000,000    16,672

 Telefonica (EUR)                                      250,000       3,741

                                                                     33,393

 Total Telecom Services                                              284,519

 Total Common Stocks (Cost  $620,905)                                684,555

 PREFERRED STOCKS  3.2%
 News Corporation ADR                                  575,000       18,015

 Telemig Celular Particip ADR                          185,000       5,269

 Total Preferred Stocks (Cost  $22,030)                              23,284

 SHORT-TERM INVESTMENTS  2.4%
 Money Market Fund  2.4%
 T. Rowe Price Government Reserve Investment Fund,     17,812,451    17,813
  1.62% #
 Total Short-Term Investments (Cost  $17,812)                        17,813

 Total Investments in Securities
 99.6% of Net Assets (Cost $660,747)                   $             725,652


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 ADR  American Depository Receipts
 EUR  Euro
 GBP  British pound
 INR  Indian rupee
 JPY  Japanese yen
 KRW  South Korean won
 SGD  Singapore dollar

The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Media & Telecommunications Fund
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Media & Telecommunications Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth through the common stocks of media, technology, and telecommunications companies.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $660,747,000. Net unrealized gain aggregated $64,905,000 at period-end, of which $96,613,000 related to appreciated investments and $31,708,000 related to depreciated investments.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Media & Telecommunications Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004